Bank overdrafts and short-term borrowings - Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	7.02%	7.81%
Borrowings	6.37%	5.65%